SEGMENT DISCLOSURES	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Segment Reporting [Abstract]
SEGMENT DISCLOSURES

9.       SEGMENT DISCLOSURES:

The Company considers its business to comprise a single operating segment being the exploration and development of its resource property. Substantially all of the Company’s long-term assets and operations are located in Latah County, Idaho.

10.       SEGMENT DISCLOSURES:

The Company considers its business to comprise a single operating segment being the exploration of its resource property. Substantially all of the Company’s long-term assets and operations are located in Latah County, Idaho.